Investments in and Advances to Affiliates and Notes Receivable from Affiliates (Tables)	12 Months Ended
Dec. 31, 2018
Pork
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Pork Segment	December 31,
(Millions of dollars)	2018	2017	2016
Net sales	$927	$441	$319
Net income (loss)	$(60)	$(21)	$22
Total assets	$623	$596	$364
Total liabilities	$243	$138	$14
Total equity	$380	$458	$350

CT&M
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Commodity Trading and Milling Segment	December 31,
(Millions of dollars)	2018	2017	2016
Net sales	$3,238	$2,907	$2,871
Net income (loss)	$(13)	$23	$(6)
Total assets	$1,914	$1,793	$1,201
Total liabilities	$1,242	$1,150	$734
Total equity	$672	$643	$467

Marine
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Marine Segment	December 31,
(Millions of dollars)	2018	2017	2016
Net sales	$66	$58	$47
Net income	$11	$5	$7
Total assets	$272	$229	$277
Total liabilities	$133	$114	$109
Total equity	$139	$115	$168

Sugar and Alcohol
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Sugar and Alcohol Segment	December 31,
(Millions of dollars)	2018	2017	2016
Net sales	$5	$10	$10
Net income	$3	$2	$3
Total assets	$10	$10	$10
Total liabilities	$2	$2	$2
Total equity	$8	$8	$8

Power
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Power Segment	December 31,
(Millions of dollars)	2018	2017	2016
Net sales	$138	$105	$146
Net income	$33	$23	$14
Total assets	$247	$265	$261
Total liabilities	$139	$145	$175
Total equity	$108	$120	$86

Turkey
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Turkey Segment	December 31,
(Millions of dollars)	2018	2017	2016
Net sales	$1,591	$1,670	$1,813
Operating income (loss)	$(16)	$15	$162
Net income (loss)	$(30)	$(8)	$139
Total assets	$1,072	$999	$1,154
Total liabilities	$502	$400	$529
Total equity	$570	$599	$625